Income Taxes (Reconciliation Of Income Tax Expense Using Statutory U.S. Income Tax Rate Compared With Actual Income Tax Provision) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended															12 Months Ended
	Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2010		Sep. 30, 2010	Jun. 30, 2010		Mar. 31, 2010		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Income Taxes [Abstract]
Earnings (loss) from continuing operations before income taxes and equity earnings	$ 416	[1]	$ 381	[2]	$ 293	[3]	$ 368	[4]	$ 332	[5]	$ 547	$ 118	[6]	$ (175)	[7]	$ 1,458	[1],[2],[3],[4]	$ 822	[5],[6],[7]	$ 1,199
Statutory U.S. income tax rate																35.00%		35.00%		35.00%
Tax expense (benefit) using statutory U.S. income tax rate																510		288		420
State and local income taxes																16		15		32
Tax rate and permanent differences on non-U.S. earnings																(34)		(69)		162
Net U.S. tax on non-U.S. dividends																23		16		11
Tax benefit on export sales and manufacturing activities																(8)		3		(2)
Non-deductible business expenses																6		8		7
Sales of non-strategic businesses																(195)		0		0
Retirement plan dividends																(5)		(2)		(2)
Alternative fuel mixture credits																0		0		(133)
Cellulosic bio-fuel credits																0		(40)		0
Tax credits																(7)		(25)		(11)
Medicare subsidy																0		29		(7)
Tax audits																0		0		(16)
Other, net																5		(2)		8
Income tax provision																$ 311		$ 221		$ 469
Effective income tax rate																21.00%		27.00%		39.00%

[1]	Includes a pre-tax charge of $17 million ($13 million after taxes) for an inventory write-off, severance and other costs associated with the restructuring of the Company's xpedx operations, a pre-tax charge of $12 million ($7 million after taxes) for costs associated with the signing of an agreement to acquire Temple-Inland, a pre-tax gain of $4 million ($3 million after taxes) for an adjustment to the previously recorded loss to reduce the carrying value of the Company's Shorewood business, a charge of $3 million (before and after taxes) for asset impairment charges at our Inverurie, Scotland mill which was closed in 2009, and a gain of $6 million for interest associated with a tax claim.
[2]	Includes a pre-tax charge of $16 million ($10 million after taxes) for costs associated with the acquisition of a majority share of Andhra Pradesh Paper Mills Limited in India, a pre-tax charge of $18 million ($13 million after taxes) for costs associated with the restructuring of the Company's xpedx operations, a pre-tax charge of $8 million ($5 million after taxes) for costs associated with signing an agreement to acquire Temple-Inland, a pre-tax charge of $6 million ($4 million after taxes) for costs associated with the sale of the Company's Shorewood operations, and a pre-tax charge of $82 million (a gain of $140 million after taxes) to reduce the carrying value of the Shorewood business based on the terms of the definitive agreement to sell this business.
[3]	Includes a pre-tax charge of $27 million ($17 million after taxes) for an environmental reserve related to the Company's property in Cass Lake, Minnesota, a pre-tax gain of $21 million ($13 million after taxes) related to the reversal of environmental reserves due to the announced repurposing of a portion of the Franklin mill, a pre-tax charge of $10 million ($6 million after taxes) for costs associated with the restructuring of the Company's xpedx operations, and a pre-tax charge of $129 million ($104 million after taxes) for a fixed-asset impairment of the North American Shorewood business.
[4]	Includes a pre-tax charge of $32 million ($19 million after taxes) for early debt extinguishment costs, a pre-tax charge of $7 million ($4 million after taxes) for costs associated with the restructuring of the Company's xpedx operations, and a charge of $8 million (before and after taxes) for asset impairment costs associated with the Inverurie, Scotland mill which was closed in 2009.
[5]	Includes a pre-tax charge of $18 million ($11 million after taxes) for an environmental reserve related to the Company's property in Cass Lake, Minnesota, a pre-tax charge of $7 million ($4 million after taxes) for closure costs related to the Bellevue, Washington container plant, a pre-tax charge of $13 million ($8 million after taxes) for early debt extinguishment costs, a pre-tax charge of $5 million ($3 million after taxes) for severance and benefit costs associated with the Company's S&A reduction initiative, a pre-tax charge of $4 million ($3 million after taxes) for costs associated with the reorganization of the Company's Shorewood operations, and a pre-tax gain of $25 million ($15 million after taxes) related to the partial redemption of the Company's interest in Arizona Chemical.
[6]	Includes a pre-tax charge of $111 million ($68 million after taxes) for shutdown costs related to the Franklin, Virginia mill (including $46 million of accelerated depreciation and $36 million of environmental closure costs), a pre-tax charge of $18 million ($11 million after taxes) for early debt extinguishment costs, and a pre-tax charge of $11 million ($7 million after taxes) for an Ohio Commercial Activity tax adjustment.
[7]	Includes a pre-tax charge of $204 million ($124 million after taxes) for shutdown costs related to the Franklin, Virginia mill (including $190 million of accelerated depreciation).